ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2018	2017

Employees and payroll accruals	$16,093	$15,837
Accrued expenses	6,140	6,064
Advances from customers	666	356
Taxes payable	6,279	4,923
Warranty provision	1,553	1,443
Derivatives	674	921
Sales return provision	462	-
Other	6	456

	$31,873	$30,000